Note 48 - Impairment or reversal of impairment on non-financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Impairment or reversal of impairment on non-financial assets
Table of Impairment or Reversal of Impairment on non-financial assets
Impairment or reversal of impairment on non-financial assets (Millions of euros)
	Notes	2017	2016	2015
Tangible assets	17	42	143	60
Intangible assets	18.2	16	3	4
Others		306	375	209
Total		363	521	273